ESTIMATION OF FAIR VALUE - Fair value of financial liabilities recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	$ 231,392,733	$ 216,578,285
Customer deposits
Disclosure of financial liabilities [line items]
Financial liabilities	175,491,421	164,359,451
Financial obligations
Disclosure of financial liabilities [line items]
Financial liabilities	54,844,576	51,211,990
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	230,335,997	215,571,441
Financial liabilities at fair value	232,427,284	216,494,271
Financial liabilities at amortised cost, category [member] | Customer deposits
Disclosure of financial liabilities [line items]
Financial liabilities	175,491,421	164,359,451
Financial liabilities at fair value	176,310,606	164,682,493
Financial liabilities at amortised cost, category [member] | Financial obligations
Disclosure of financial liabilities [line items]
Financial liabilities	54,844,576	51,211,990
Financial liabilities at fair value	$ 56,116,678	$ 51,811,778